Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure of internal credit grades [line items]
ECL allowance	$ 23	$ 24
Residential mortgages	270,909	269,706
Business and government loans	190,512	188,542
Customers' liability under acceptances	11,996	11,574
Expected credit loss allowance on debt securities classified at amortized cost	14	15	$ 12
Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Expected credit loss allowance on debt securities classified at amortized cost	12	12
Stage 3 [member] | Other assets [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	21	24
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	2	4
Business and government loans	$ 772	$ 963